Asset Retirement Obligation (Details) - Schedule of asset retirement obligations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Asset Retirement Obligations [Abstract]
Asset retirement obligation, beginning of year	$ 1,496,434	$ 1,362,294	$ 1,362,294	$ 1,233,514
Increase due to change in estimated costs	22,178			6,833
Accretion expense	37,409	33,536	134,140	121,947
Asset retirement obligation, end of year	$ 1,556,021	$ 1,395,830	$ 1,496,434	$ 1,362,294